Fees Summary	Dec. 04, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	345,250.00
Total Offset Amount	0.00
Net Fee	$ 345,250.00
Narrative - Max Aggregate Offering Amount | shares	2,500,000,000
Final Prospectus	true